SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 1,220		$ 1,068		$ 50
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		10	[1]	9	[1],[2]	3	[2]
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[3]	1
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 1,210	[4]	1,059	[4],[5]		[5]
Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties						$ 47

[1]	Mr. Eng Hock Lim, Ms Noi Geck Lee and Ms Mei Jun Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[2]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[3]	Mr. Eng Hock Lim is the director and the shareholder, and he holds 51% in Yin Zhan Holding Pte Ltd.
[4]	Mr. Eng Hock Lim, Ms Noi Geck Lee and Ms Mei Jun Lim are the directors, and Mr. Eng Hock Lim and Ms Noi Geck Lee also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.
[5]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and Mr. James Lim and Ms Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.